Federated Government Income Securities, Inc.
Portfolio of Investments
May 31, 2020 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—17.5%
	U.S. Treasury Bonds—8.2%
$600,000	2.250%, 8/15/2046	$709,785
750,000	2.375%, 11/15/2049	924,558
150,000	2.750%, 11/15/2042	191,322
1,525,000	2.875%, 8/15/2045	2,005,405
1,675,000	2.875%, 5/15/2049	2,260,441
500,000	3.000%, 2/15/2047	679,817
500,000	3.000%, 2/15/2048	683,308
2,500,000	3.125%, 8/15/2044	3,401,647
450,000	4.375%, 5/15/2040	710,294
1,250,000	6.000%, 2/15/2026	1,646,025
	TOTAL	13,212,602
	U.S. Treasury Notes—9.3%
525,000	1.375%, 9/30/2023	545,200
500,000	1.625%, 11/15/2022	517,632
3,000,000	2.000%, 2/15/2023	3,145,974
1,000,000	2.125%, 5/15/2025	1,088,320
600,000	2.250%, 11/15/2027	676,046
2,000,000	2.375%, 1/31/2023	2,116,240
1,500,000	2.500%, 3/31/2023	1,597,589
1,500,000	2.500%, 1/31/2024	1,624,003
1,000,000	2.750%, 7/31/2023	1,080,056
1,700,000	2.875%, 9/30/2023	1,849,792
750,000	2.875%, 8/15/2028	889,086
	TOTAL	15,129,938
	TOTAL U.S. TREASURIES (IDENTIFIED COST $24,109,894)	28,342,540
	ASSET-BACKED SECURITIES—1.4%
	Auto Receivables—1.3%
1,450,000	Santander Drive Auto Receivabl 2020-1, Class A3, 3.650%, 2/15/2024	1,456,376
600,000	Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	577,911
	TOTAL	2,034,287
	Other—0.1%
131,995	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	133,308
39,752	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	39,796
26,506	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	26,377
	TOTAL	199,481
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,220,946)	2,233,768
	GOVERNMENT AGENCIES—4.8%
	Federal Home Loan Bank System—1.5%
2,470,000	0.500%, 4/14/2025	2,471,906
	Federal Home Loan Mortgage Corporation—1.0%
1,000,000	6.750%, 9/15/2029	1,509,702
	Tennessee Valley Authority Bonds—2.3%
1,250,000	0.750%, 5/15/2025	1,263,029

Principal Amount or Shares		Value
	GOVERNMENT AGENCIES—continued
	Tennessee Valley Authority Bonds—continued
$2,200,000	2.875%, 2/1/2027	$2,473,567
	TOTAL	3,736,596
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,341,148)	7,718,204
	MORTGAGE-BACKED SECURITIES—56.4%
	Federal Home Loan Mortgage Corporation—20.5%
2,519,846	3.000%, 1/1/2033	2,659,288
655,715	3.000%, 1/1/2043	705,572
1,272,770	3.000%, 10/1/2045	1,359,998
711,323	3.000%, 11/1/2045	759,628
772,745	3.000%, 5/1/2046	829,326
683,547	3.000%, 10/1/2046	733,598
312,590	3.000%, 11/1/2046	330,105
802,829	3.000%, 8/1/2049	844,302
2,523,118	3.500%, 7/1/2042	2,750,660
1,556,583	3.500%, 9/1/2043	1,695,015
3,711,934	3.500%, 11/1/2047	3,933,010
623,891	3.500%, 12/1/2047	662,219
2,120,758	4.000%, 12/1/2041	2,328,471
263,270	4.000%, 1/1/2042	289,055
599,464	4.000%, 3/1/2046	650,871
844,611	4.000%, 10/1/2047	909,704
1,080,853	4.000%, 11/1/2047	1,158,005
707,363	4.000%, 12/1/2047	757,413
173,846	4.000%, 4/1/2048	186,255
800,762	4.000%, 7/1/2048	853,666
48,797	4.500%, 4/1/2024	51,065
439,416	4.500%, 9/1/2039	491,780
319,696	4.500%, 8/1/2040	357,694
485,996	4.500%, 9/1/2040	543,759
856,358	4.500%, 12/1/2040	957,874
1,337,419	4.500%, 4/1/2041	1,493,871
287,774	4.500%, 2/1/2048	318,092
16	5.000%, 7/1/2020	16
725,982	5.000%, 1/1/2034	826,253
200,571	5.000%, 5/1/2034	228,610
80,283	5.000%, 1/1/2036	92,454
191,953	5.000%, 4/1/2036	220,500
124,539	5.000%, 4/1/2040	142,396
201,142	5.000%, 5/1/2040	229,732
257,325	5.000%, 7/1/2040	293,901
5,998	5.500%, 4/1/2021	6,065
143,612	5.500%, 3/1/2029	159,408
1,209,918	5.500%, 5/1/2034	1,387,222
97,219	5.500%, 11/1/2037	113,332
89,542	6.000%, 4/1/2036	105,978
4	7.000%, 9/1/2030	5
127,063	7.000%, 1/1/2032	150,291
32,407	7.000%, 1/1/2032	38,257
62,719	7.000%, 4/1/2032	73,007

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$45,045	7.000%, 4/1/2032	$53,317
144,664	7.000%, 4/1/2032	171,197
79,052	7.000%, 4/1/2032	91,758
94,056	8.000%, 2/1/2031	110,439
	TOTAL	33,104,434
	Federal National Mortgage Association—22.0%
972,869	2.500%, 11/1/2049	1,013,886
1,482,762	2.500%, 12/1/2049	1,538,327
2,395,347	3.000%, 2/1/2045	2,543,041
1,186,034	3.000%, 10/1/2046	1,252,492
2,156,902	3.000%, 11/1/2046	2,277,762
664,769	3.000%, 11/1/2046	705,135
455,324	3.000%, 1/1/2047	479,984
1,453,796	3.000%, 1/1/2047	1,535,258
205,300	3.000%, 2/1/2047	221,359
2,567,584	3.000%, 12/1/2047	2,735,527
1,023,802	3.500%, 4/1/2026	1,081,362
2,573,882	3.500%, 9/1/2042	2,822,893
2,487,344	3.500%, 8/1/2046	2,676,060
1,190,612	3.500%, 9/1/2046	1,277,149
1,051,489	3.500%, 10/1/2047	1,150,588
685,861	3.500%, 12/1/2047	727,995
938,602	3.500%, 1/1/2048	1,026,475
425,362	4.000%, 2/1/2041	467,555
1,095,341	4.000%, 12/1/2041	1,203,991
860,905	4.000%, 4/1/2042	944,148
1,121,441	4.000%, 2/1/2048	1,200,789
270,436	4.000%, 2/1/2048	296,923
169,868	4.000%, 2/1/2048	182,259
1,454,778	4.000%, 2/1/2048	1,558,621
793,441	4.000%, 9/1/2048	845,862
102,435	4.500%, 10/1/2040	114,578
752,681	4.500%, 4/1/2041	841,906
17,682	5.000%, 12/1/2023	18,519
466,568	5.000%, 7/1/2034	532,627
211,527	5.500%, 9/1/2034	243,835
153,881	5.500%, 1/1/2036	178,599
135,866	5.500%, 4/1/2036	157,548
517,932	5.500%, 4/1/2036	599,383
20,709	6.000%, 10/1/2036	24,724
50,388	6.000%, 9/1/2037	60,246
67,212	6.000%, 11/1/2037	80,361
286,900	6.000%, 11/1/2037	344,134
33,997	7.000%, 3/1/2032	40,264
177,582	7.500%, 7/1/2028	200,598
180,625	7.500%, 2/1/2030	210,675
8,462	8.000%, 2/1/2030	9,925
9,286	8.000%, 10/1/2030	10,801
	TOTAL	35,434,164

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—0.0%
$993		6.000%, 5/15/2024	$1,049
8,430		7.000%, 1/15/2028	9,544
13,702		7.000%, 3/15/2028	15,513
16,119		7.000%, 10/15/2028	18,146
1,378		7.500%, 7/15/2029	1,520
1,766		7.500%, 7/15/2029	2,017
1,810		7.500%, 8/15/2029	2,077
2,918		7.500%, 9/15/2029	3,366
5,028		7.500%, 7/15/2030	5,887
17,817		7.500%, 1/15/2031	20,894
		TOTAL	80,013
	[1]	Uniform Mortgage-Backed Securities, TBA—13.9%
4,000,000		2.000%, 6/1/2035	4,126,771
2,000,000		2.000%, 6/1/2050	2,040,221
2,000,000		2.500%, 6/1/2035	2,092,656
6,500,000		2.500%, 6/1/2050	6,742,480
7,000,000		3.000%, 6/1/2050	7,363,125
		TOTAL	22,365,253
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $85,083,484)	90,983,864
		COLLATERALIZED MORTGAGE OBLIGATIONS—11.4%
	[2]	Federal Home Loan Mortgage Corporation—1.5%
190,778		REMIC, Series 3331, Class FC, 0.613% (1-month USLIBOR +0.430%), 6/15/2037	191,211
914,299		REMIC, Series 4273, Class PF, 2.076% (1-month USLIBOR +0.400%), 11/15/2043	915,042
435,264		REMIC, Series 4901, Class GF, 0.633% (1-month USLIBOR +0.450%), 7/25/2049	434,198
910,955		REMIC, Series 4937, Class MF, 1.154% (1-month USLIBOR +0.450%), 12/25/2049	911,999
		TOTAL	2,452,450
	[2]	Federal National Mortgage Association—8.6%
1,431,663		REMIC, Series 2016-83, Class FA, 0.668% (1-month USLIBOR +0.500%), 11/25/2046	1,433,495
898,742		REMIC, Series 2017-90, Class WF, 0.518% (1-month USLIBOR +0.350%), 11/25/2047	896,717
5,804,613		REMIC, Series 2018-71, Class FA, 0.468% (1-month USLIBOR +0.300%), 9/25/2048	5,782,140
1,372,885		REMIC, Series 2019-30, Class FB, 0.568% (1-month USLIBOR +0.400%), 7/25/2049	1,372,164
936,358		REMIC, Series 2019-33, Class FB, 0.618% (1-month USLIBOR +0.450%), 7/25/2049	937,584
1,621,866		REMIC, Series 2019-39, Class FA, 0.568% (1-month USLIBOR +0.400%), 8/25/2049	1,617,107
470,751		REMIC, Series 2019-47, Class FB, 0.568% (1-month USLIBOR +0.400%), 5/25/2040	470,587
1,328,858		REMIC, Series 2019-56, Class AF, 0.568% (1-month USLIBOR +0.400%), 10/25/2049	1,330,232
		TOTAL	13,840,026
		Government National Mortgage Association—0.9%
1,324,518		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,387,600
		Non-Agency Mortgage-Backed Securities—0.4%
150,695		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	89,015
587,627		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	594,692
		TOTAL	683,707
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $18,344,829)	18,363,783
		COMMERCIAL MORTGAGE-BACKED SECURITIES—11.4%
		Agency Commercial Mortgage-Backed Securities—10.6%
1,455,000		FHLMC REMIC, Series K064, Class A2, 3.224%, 3/25/2027	1,642,522
2,543,029		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	2,674,658
1,647,327		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	1,721,939

Principal Amount or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Agency Commercial Mortgage-Backed Securities—continued
$3,000,000	FHLMC REMIC, Series K737, Class A2, 2.530%, 10/25/2026	$3,260,451
3,000,000	FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	3,252,526
1,422,933	FHLMC REMIC,, Series K015, Class A2, 3.230%, 7/25/2021	1,453,451
2,889,000	FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	3,030,156
	TOTAL	17,035,703
	Non-Agency Commercial Mortgage-Backed Security—0.8%
1,400,000	Fontainebleau Miami Beach Trust, Class A, 3.195%, 12/10/2036	1,346,104
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,623,540)	18,381,807
	INVESTMENT COMPANY—8.3%
13,355,185	Federated Government Obligations Fund, Premier Shares, 0.13%[3] (AT AMORTIZED COST)	13,355,185
	TOTAL INVESTMENT IN SECURITIES—111.2% (IDENTIFIED COST $168,079,026)	179,379,151
	OTHER ASSETS AND LIABILITIES - NET—(11.2)%[4]	(18,122,866)
	TOTAL NET ASSETS—100%	$161,256,285
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/29/2020	3,781,382
Purchases/Additions	30,970,252
Sales/Reductions	(21,396,449)
Balance of Shares Held 5/31/2020	13,355,185
Value	$13,355,185
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$8,237
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser’s affiliatedcompanies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments forpurposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$28,342,540	$—	$28,342,540
Asset-Backed Securities	—	2,233,768	—	2,233,768
Government Agencies	—	7,718,204	—	7,718,204
Mortgage-Backed Securities	—	90,983,864	—	90,983,864
Collateralized Mortgage Obligations	—	18,363,783	—	18,363,783
Commercial Mortgage-Backed Securities	—	18,381,807	—	18,381,807
Investment Company	13,355,185	—	—	13,355,185
TOTAL SECURITIES	$13,355,185	$166,023,966	$—	$179,379,151
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit